Summary of significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2019
Summary of significant accounting policies
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,109	112	280	3,501
Balance at September 30, 2019	3,917	84	278	4,279

Schedule of impact on transition

Impact on adopting IFRS 16 at January 1, 2019
(€ in thousands)
Right-of-use assets presented in property plant and equipment	3,501
Lease liabilities as presented in financial liabilities	3,574

Schedule of operating lease commitment to lease liabilities

January 1, 2019
(€ in thousands)
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements	2,584
Discounted using the incremental borrowing rate at January 1, 2019	2,021
Finance lease liability recognized as at December 31, 2018	105
Recognition exemption for leases with less than 12 months of lease term at transition	(84)
Extension options reasonably certain to be exercised	1,532
Lease liabilities recognized at January 1, 2019	3,574